Pension and Other Retiree Benefits (Net Periodic Benefit Expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 U.S.	Dec. 31, 2011 U.S.	Dec. 31, 2010 U.S.	Dec. 31, 2012 International	Dec. 31, 2011 International	Dec. 31, 2010 International	Dec. 31, 2012 Post-retirement	Dec. 31, 2011 Post-retirement	Dec. 31, 2010 Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 1.2	$ 0	$ 0	$ 2.1	$ 2.1	$ 2.3	$ 0.2	$ 0.2	$ 0.2
Interest cost			8.4	8.6	8.9	14.3	14.7	14.6	0.6	0.6	0.7
Expected return on plan assets			(10.4)	(10.7)	(10.4)	(16.2)	(16.0)	(15.1)	0	0	0
Amortization of prior service cost			0	0	0	0.4	0.2	0.1	0	0	0
Amortization of net loss (gain)			6.2	4.3	3.0	2.2	3.9	4.8	(1.6)	(0.6)	(0.9)
Curtailment			0	0	0	0	(0.2)	0	0	0	0
Settlement loss			0.7	0	0	0	0	0	0	0	0
Total net periodic benefit cost			6.1	2.2	1.5	2.8	4.7	6.7	(0.8)	0.2	0
Employer contributions		19.2	8.7	6.2		9.9	6.6		0.6	0.7
Settlement	0.7
Reduction of net periodic benefit plan due to decrease in plan participation		$ 3.3